CERTIFICATION UNDER RULE 497(j)


December 5, 2007

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.   20549

Re:	Symetra Life Insurance Company ("Symetra")
	Symetra Separate Account SL ("Registrant")
	File Nos. 333-136776 and 811-04909


Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph
(c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated December 3, 2007, for the above-captioned registrant that would have filed under paragraph
(c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on November 29, 2007.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Senior Counsel